Advances for vessels under construction and acquisition of vessels, Newbuildings (Details) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Vessels [Line Items]
Aggregate reduction of the purchase price of certain of the newbuilding vessels	$ 64,508
Newbuilding Vessels or Lease Agreements
Vessels [Line Items]
Capital expenditures deferred	$ 187,695
Number of contracts for Newbuildings acquired	19
Total aggregate remaining contracted price plus agreed additional amounts	$ 619,223
Newbuildings periodic installments, next twelve months	431,527
Newbuildings periodic installments, 2017	113,366
Newbuildings periodic installments, 2018	$ 74,330
Merger and Pappas Transaction
Vessels [Line Items]
Number of contracts for Newbuildings acquired	11
Financed through bareboat capital lease arrangements | Newbuilding Vessels or Lease Agreements
Vessels [Line Items]
Newbuildings periodic installments, next twelve months	$ 84,600
Newbuildings periodic installments, 2017	77,100
Newbuildings periodic installments, 2018	$ 38,400